CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Oil and Gas
Revenues	$ 59,669
Direct operating costs	23,427
Depletion	18,871
Royalties	2,646
Oil and gas total revenue	17,725
Consulting revenue	354,817	$ 337,502
Gross profit	369,542	337,502
Operating expenses:
Administration fees	296,656	283,836
Advertising	26,371
Consulting fees	13,204	21,415
Foreign exchange gain (loss)	(598)	12,391
Management fees	3,362	41,318
Office and miscellaneous	3,876	3,306
Professional fees	16,725	13,020
Salaries and benefits	30,666	36,823
Travel and promotion	15,111	37,004
Total operating expenses	405,373	449,113
Income (loss) before other income (expense)	(35,831)	(111,611)
Other income or expense:
Gain on debt settlement		54,441
Impairment of marketable securities	4,395	8,300
Total other income (expense)	(4,395)	46,141
Net income (loss)	(40,226)	(65,470)
Other comprehensive income:
Unrealized foreign exchange translation gain (loss)	(45,622)	86,927
Total comprehensive income (loss)	$ (85,848)	$ 21,457
Net income (loss) per share - basic and diluted	$ 0	$ 0
Weighted average number of common shares outstanding - basic and diluted	14,522,727	14,522,727